Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2011
Loans, allowance for loan losses and credit quality
Loans

end of	2011	2010

Loans (CHF million)

Mortgages	88,255	84,625

Loans collateralized by securities	26,461	24,552

Consumer finance	6,695	5,708

Consumer	121,411	114,885

Real estate	25,185	23,362

Commercial and industrial loans	59,998	54,673

Financial institutions	25,373	24,764

Governments and public institutions	2,390	2,207

Corporate & institutional	112,946	105,006

Gross loans	234,357	219,891

of which held at amortized cost	213,663	201,339

of which held at fair value	20,694	18,552

Net (unearned income)/deferred expenses	(34)	(32)

Allowance for loan losses	(910)	(1,017)

Net loans	233,413	218,842

Gross loans by location (CHF million)

Switzerland	146,737	138,989

Foreign	87,620	80,902

Gross loans	234,357	219,891

Impaired loan portfolio (CHF million)

Non-performing loans	758	961

Non-interest-earning loans	262	340

Total non-performing and non-interest-earning loans	1,020	1,301

Restructured loans	18	52

Potential problem loans	680	510

Total other impaired loans	698	562

Gross impaired loans	1,718	1,863

Allowance for loan losses

	2011			2010	2009

	Consumer	Corporate & institutional	Total	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	279	738	1,017	1,395	1,639

Net movements recognized in statements of operations	87	54	141	(93)	315

Gross write-offs	(124)	(175)	(299)	(294)	(674)

Recoveries	39	2	41	63	63

Net write-offs	(85)	(173)	(258)	(231)	(611)

Provisions for interest	2	12	14	2	43

Foreign currency translation impact and other adjustments, net	6	(10)	(4)	(56)	9

Balance at end of period	289	621	910	1,017	1,395

Allowance for loan losses and gross loans held at amortized cost

	2011			2010			2009

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at end of period	289	621	910	279	738	1,017	1,395

of which individually evaluated for impairment	222	428	650	210	539	749	984

of which collectively evaluated for impairment	67	193	260	69	199	268	411

Gross loans held at amortized cost (CHF million)

Balance at end of period	121,401	92,262	213,663	114,879	86,460	201,339	–

of which individually evaluated for impairment	605	942	1,547	634	1,017	1,651	–

of which collectively evaluated for impairment	120,796	91,320	212,116	114,245	85,443	199,688	–

Purchases, reclassifications and sales

	2011

in	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	–	4,121	4,121

Reclassifications to loans held-for-sale [1]	–	1,363	1,363

Sales [1]	–	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2011 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

2010 (CHF million)

Mortgages	147	1,267	10,206	48,270	23,499	949	29	3	0	255	84,625

Loans collateralized by securities	1	69	355	22,547	1,495	28	0	0	0	57	24,552

Consumer finance	1	3	114	2,340	2,065	522	51	28	266	312	5,702

Consumer	149	1,339	10,675	73,157	27,059	1,499	80	31	266	624	114,879

Real estate	25	278	1,955	9,758	10,496	499	0	0	0	77	23,088

Commercial and industrial loans	351	714	1,926	21,008	16,190	3,085	102	239	162	765	44,542

Financial institutions	2,183	2,742	1,635	7,143	2,047	1,305	0	0	20	106	17,181

Governments and public institutions	119	157	235	464	91	60	517	0	0	6	1,649

Corporate & institutional	2,678	3,891	5,751	38,373	28,824	4,949	619	239	182	954	86,460

Gross loans held at amortized cost	2,827	5,230	16,426	111,530	55,883	6,448	699	270	448	1,578	201,339

Value of collateral [1]	2,490	3,792	14,125	103,362	47,813	3,991	76	0	8	740	176,397

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis

	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

2011 (CHF million)

Mortgages	88,016	48	12	6	173	239	88,255

Loans collateralized by securities	26,254	180	11	3	13	207	26,461

Consumer finance	5,886	496	86	50	167	799	6,685

Consumer	120,156	724	109	59	353	1,245	121,401

Real estate	24,840	41	3	1	29	74	24,914

Commercial and industrial loans	47,085	454	90	50	169	763	47,848

Financial institutions	17,550	78	2	48	36	164	17,714

Governments and public institutions	1,785	1	0	0	0	1	1,786

Corporate & institutional	91,260	574	95	99	234	1,002	92,262

Gross loans held at amortized cost	211,416	1,298	204	158	587	2,247	213,663

2010 (CHF million)

Mortgages	84,305	81	16	18	205	320	84,625

Loans collateralized by securities	24,421	100	10	2	19	131	24,552

Consumer finance	5,032	393	83	28	166	670	5,702

Consumer	113,758	574	109	48	390	1,121	114,879

Real estate	23,004	39	0	1	44	84	23,088

Commercial and industrial loans	43,267	736	96	43	400	1,275	44,542

Financial institutions	17,028	125	4	0	24	153	17,181

Governments and public institutions	1,645	3	1	0	0	4	1,649

Corporate & institutional	84,944	903	101	44	468	1,516	86,460

Gross loans held at amortized cost	198,702	1,477	210	92	858	2,637	201,339

Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2011 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

2010 (CHF million)

Mortgages	208	22	230	0	74	74	304

Loans collateralized by securities	40	19	59	0	1	1	60

Consumer finance	282	30	312	0	4	4	316

Consumer	530	71	601	0	79	79	680

Real estate	55	13	68	0	15	15	83

Commercial and industrial loans	353	207	560	52	339	391	951

Financial institutions	23	43	66	0	77	77	143

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	431	269	700	52	431	483	1,183

Gross impaired loans	961	340	1,301	52	510	562	1,863

Gross impaired loan detail

	2011			2010

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	217	206	41	270	256	50

Loans collateralized by securities	85	83	50	60	52	50

Consumer finance	303	288	131	304	290	110

Consumer	605	577	222	634	598	210

Real estate	46	38	20	80	67	34

Commercial and industrial loans	734	709	318	794	733	407

Financial institutions	156	154	84	137	135	92

Governments and public institutions	6	5	6	6	4	6

Corporate & institutional	942	906	428	1,017	939	539

Gross impaired loans with a specific allowance	1,547	1,483	650	1,651	1,537	749

Mortgages	46	46	–	34	34	–

Loans collateralized by securities	1	1	–	0	0	–

Consumer finance	13	13	–	12	12	–

Consumer	60	60	–	46	46	–

Real estate	15	15	–	3	3	–

Commercial and industrial loans	80	80	–	157	156	–

Financial institutions	16	16	–	6	6	–

Corporate & institutional	111	111	–	166	165	–

Gross impaired loans without specific allowance	171	171	–	212	211	–

Gross impaired loans	1,718	1,654	650	1,863	1,748	749

of which consumer loans	665	637	222	680	644	210

of which corporate and institutional loans	1,053	1,017	428	1,183	1,104	539

	2011			2010

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	222	1	0	275	2	2

Loans collateralized by securities	82	1	0	60	1	0

Consumer finance	276	2	1	319	8	4

Consumer	580	4	1	654	11	6

Real estate	47	1	1	77	1	1

Commercial and industrial loans	871	7	6	771	6	5

Financial institutions	160	0	0	153	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	1,084	8	7	1,007	7	6

Gross impaired loans with a specific allowance	1,664	12	8	1,661	18	12

Mortgages	94	0	0	98	0	0

Loans collateralized by securities	4	0	0	3	0	0

Consumer finance	19	0	0	14	0	0

Consumer	117	0	0	115	0	0

Real estate	74	5	5	14	0	0

Commercial and industrial loans	149	1	0	255	0	0

Financial institutions	19	0	0	6	0	0

Corporate & institutional	242	6	5	275	0	0

Gross impaired loans without specific allowance	359	6	5	390	0	0

Gross impaired loans	2,023	18	13	2,051	18	12

of which consumer loans	697	4	1	769	11	6

of which corporate and institutional loans	1,326	14	12	1,282	7	6